The Huntington Funds

Supplement dated July 28, 2011, to the Prospectus dated May 2, 2011 (Huntington VA Funds) and the Statement of Additional Information dated May 2, 2011.

Huntington VA Macro 100 Fund — Principal Investment Strategy Change and Portfolio Manager Change

The Board voted to add disclosure to the Huntington VA Macro 100 Fund’s principal investment strategies section relating to the Fund’s use of active and frequent trading to pursue its investment objective.

The following sentence is hereby added to the end of the section in the summary entitled “Principal Investment Strategies”:

“The Fund may engage in active and frequent trading of securities to pursue its investment objective.”

The following sentence is hereby added to the end of the section in the prospectus entitled “Principal Investment Strategy”:

“The Fund may engage in active and frequent trading of securities to pursue its investment objective.”

Effective July 8 and July 25, 2011, respectively, Peter Sorrentino and Andrew Hagedorn became the portfolio managers for the Huntington VA Macro 100 Fund.

The section in the summary entitled “Investment Advisor and Portfolio Manager” is renamed “Investment Advisor and Portfolio Managers” and restated in its entirety as follows:

“The Fund’s investment advisor is Huntington Asset Advisors, Inc. Andrew Hagedorn and Peter Sorrentino are jointly and primarily responsible for the day-to-day management of the Fund. Andrew Hagedorn and Peter Sorrentino, each a Vice President of the Advisor, have served as Portfolio Managers of the Fund since 2011.”

In the sub-section in the prospectus entitled “Investment Advisor” beneath the main heading “Management of the Trust” the paragraph describing Chad Oviatt is deleted in its entirety, and the paragraph describing Peter Sorrentino is deleted and replaced in its entirety as follows:

“Peter Sorrentino has served as the Portfolio Manager of the VA Real Strategies Fund since the Fund’s inception and the VA Macro 100 Fund since 2011. Mr. Sorrentino joined Huntington Bank in October of 2006 as a Senior Portfolio Manager and is Vice President of the Advisor. From 2001 until joining Huntington, he served as the lead portfolio manager for the Legg Mason Balanced Trust. Mr. Sorrentino holds a Chartered Financial Analyst designation. He received his Bachelor’s Degree in Finance and Accounting from the University of Cincinnati.

Andrew Hagedorn has served as the Portfolio Manager of the VA Macro 100 Fund since 2011. Mr. Hagedorn joined Huntington Bank in 2001 as a Portfolio Manager and is Vice President of the Advisor. Prior to joining Huntington, he served as a portfolio manager and research analyst for Firstar’s Private Client Group, and a financial consultant for a private investment group at Salomon Smith Barney. Mr. Hagedorn received his Bachelor’s Degree in Economics and Business Management from the University of Kentucky.”

In the Statement of Additional Information, the information under “VA Macro 100 Fund” in the sub-section entitled “Portfolio Manager Information” beneath the main heading “ WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS? “ is restated in its entirety as follows:

Other Accounts Managed by Peter Sorrentino	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	2 funds/$96,210,777
Other Pooled Investment Vehicles	None
Other Accounts	137 accounts/$174,140,516

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: None

Other Accounts Managed by Andrew Hagedorn	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	None
Other Pooled Investment Vehicles	None
Other Accounts	225 accounts/$158,992,823

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: None

In the Statement of Additional Information, the information under “VA Real Strategies Fund” in the sub-section entitled “Portfolio Manager Information” beneath the main heading “ WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS? “ is restated in its entirety as follows:

Other Accounts Managed by Peter Sorrentino	Total Number of Other Accounts Managed/ Total Assets*
Registered Investment Companies	2 funds/$48,792,777
Other Pooled Investment Vehicles	None
Other Accounts	137 accounts/$174,140,516

*	None of the Accounts has an advisory fee that is based on the performance of the account.

Dollar value range of Shares owned in the Fund: None

In the Statement of Additional Information, the description of the compensation for Mr. Doughty, Mr. Hardy, Mr. Koscik, Ms. Matlock, Mr. Seasongood and Mr. Hare in the sub-section entitled “Portfolio Manager Information” beneath the main heading “ WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS? “ is restated in its entirety as follows:

Mr. Doughty, Mr. Hagedorn, Mr. Hardy, Mr. Koscik, Ms. Matlock, Mr. Seasongood and Mr. Hare (collectively “Fund Managers”) are paid fixed base salaries and are eligible for several cash incentives, as described below. Base salary is determined within a market competitive salary range, based on the portfolio manager’s experience and performance, and is reviewed annually.

The cash incentive is part of the 2011 Trust Incentive Plan (“TIP”). The TIP has several quarterly award components which are as follows:

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The new business component of the quarterly incentive is calculated based on a fixed percentage of revenue which is placed in a team pool and allocated to the participants using a pre-determined weighting.

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The quarterly award is allocated based on two components that make up the final incentive pool. The first component is based on a maximum percentage of the Fund Manager’s quarterly base salary, and is based on the assigned fund’s Lipper ranking for the calendar quarter. In addition, the pool also includes an asset under management (“AUM”) component based on the increase in quarterly AUM growth.

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Additionally, Fund Managers are eligible for a quarterly incentive under the Managed Asset Program (“MAPS”) which is a specific number of basis points on any new assets managed under their assigned specialty area in the MAPS program. Ms. Matlock’s specialty area is International, and Mr. Hare’s specialty area is Mid Cap.

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Additionally, Fund Managers are responsible for researching and making buy, hold and sell recommendations for individually-assigned industries. Based on the Advisor’s Chief Investment Officer’s and the Director of Research’s assessment, and at their discretion, the portfolio manager may be awarded an incentive of a certain percentage of his quarterly base salary by the Advisor’s Chief Investment Officer and the Director of Research by comparing the performance of a selected group of that portfolio manager’s recommended industry stocks to the relevant industry sector or peer group. Such industry sector or peer group is selected and changed by the Chief Investment Officer from time to time at his sole discretion. This is applicable to Mr. Hardy, Mr. Seasongood, Mr. Hare, Mr. Koscik, and Mr. Hagedorn.

In the Statement of Additional Information, in the sub-section entitled “Portfolio Manager Information” beneath the main heading “ WHO MANAGES AND PROVIDES SERVICES TO THE FUNDS? “ the following statement is deleted in its entirety:

“Mr. Doughty, Mr. Hardy, Mr. Hare, Mr. Koscik, Ms. Matlock, Mr. Seasongood, and Mr. Chen are each eligible for an annual award of stock options and/or restricted stock units on the Bank’s holding company stock, the amount of which is recommended by the portfolio manager’s manager and approved by the Chief Executive Officer and Compensation Committee of the holding company.”

The preceding statement is replaced in its entirety as follows:

“Mr. Doughty, Mr. Hagedorn, Mr. Hardy, Mr. Hare, Mr. Koscik, Ms. Matlock, Mr. Seasongood, and Mr. Chen are each eligible for an annual award of stock options and/or restricted stock units on the Bank’s holding company stock, the amount of which is recommended by the portfolio manager’s manager and approved by the Chief Executive Officer and Compensation Committee of the holding company.“